UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2015

QS LEGG MASON

DYNAMIC MULTI-STRATEGY VIT PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Portfolio will seek to reduce volatility as a secondary objective.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Legg Mason Dynamic Multi-Strategy VIT Portfolio for the six-month reporting period ended June 30, 2015. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Portfolio, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

II	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Investment commentary

Economic review

After a tepid start, the pace of U.S. economic activity improved during the six months ended June 30, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2014 U.S. gross domestic product (“GDP”)i growth was 2.1%. First quarter 2015 GDP growth then moderated to 0.6%. This was attributed to a number of factors, including a deceleration in personal consumption expenditures (“PCE”), along with negative contributions from exports, nonresidential fixed investment, and state and local government spending. However, the economy then gained some traction, as the U.S. Department of Commerce’s initial estimate for second quarter 2015 GDP growth — released after the reporting period ended — was 2.3%. The upturn was driven by an increase in exports, an acceleration in PCE, a deceleration in imports and increased state and local government spending.

Activity in the U.S. manufacturing sector initially moderated and then strengthened during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion).

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.7%, as reported by the U.S. Department of Labor. By June 2015, unemployment was 5.3%, its lowest level since April 2008.

Turning to the global economy, in its July 2015 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) said “A setback to activity in the first quarter of 2015, mostly in North America, has resulted in a small downward revision to global growth for 2015 relative to the April 2015 World Economic Outlook Update. Nevertheless, the underlying drivers for a gradual acceleration in economic activity in advanced economies — easy financial conditions, more neutral fiscal policy in the euro area, lower fuel prices, and improving confidence and labor market conditions — remain intact.” From a regional perspective, the IMF projects that 2015 growth in the Eurozone will be 1.5%, versus 0.8% in 2014. Japan’s economy is expected to expand 0.8% in 2015, compared to -0.1% in 2014. Elsewhere, the IMF said that overall growth in emerging market countries will decelerate in 2015, with growth of 4.2% versus 4.6% in 2014.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiv at a historically low range between zero and 0.25%. However, in October 2014 the Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” Finally, at its meeting that ended on July 29, 2015, after the reporting period ended, the Fed said, “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. The ECB reduced rates in June and September 2014, before the beginning of the reporting period. Then, in January 2015 the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. At the end of October 2014, the Bank of Japan announced that it would increase its asset purchases between 10 trillion yen and 20 trillion yen ($90.7 billion to $181.3 billion) to approximately 80 trillion yen ($725 billion) annually, in an attempt to stimulate growth. Elsewhere, after holding rates steady at 6.0% since July 2012, the People’s Bank of China lowered rates four times during the reporting period. Its most recent cut in June 2015 dropped rates to 4.85%.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market rose modestly over the six months ended June 30, 2015 although with notable volatility. The market fell sharply in January 2015 due to concerns over global growth and geopolitical issues. The market then moved sharply higher in February given strong investor risk appetite. After another bout of weakness in March, the market rallied in April and May, only to again decline in June, as investor sentiment soured amid the mounting debt crisis in Greece. All told, for the six months ended June 30, 2015, the S&P 500 Indexvi gained 1.23%.

Looking at the U.S. stock market more closely, small-cap stocks generated the best returns, with the Russell 2000 Indexvii returning 4.75% during the reporting period. Large-cap stocks, as measured by the Russell 1000 Indexviii, gained 1.71% and mid-cap stocks, as measured by the Russell Midcap Indexix rose 2.35%. From an investment style perspective, growth stocks handily outperformed value. The Russell 3000 Growthx and Russell 3000 Valuexi Indices, returned 4.33% and -0.51%, respectively, during the six months ended June 30, 2015.

IV	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Q. How did the international stock market perform during the reporting period?

A. Developed market equities, as measured by the MSCI EAFE Indexxii, gained 5.52% during the six months ended June 30, 2015. Emerging market equities produced relatively weaker results, as the MSCI Emerging Markets Indexxiii returned 2.95% during the reporting period. Emerging market equities were impacted by concerns about global growth, fluctuating oil and currency prices, and bouts of investor risk aversion.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2015?

A. Short-term Treasury yields edged lower, whereas long-term Treasury yields increased during the reporting period. When the reporting period began, the yield on the two-year Treasury note was 0.67%. It peaked at 0.75% on June 10, 2015, and fell as low as 0.44% on January 15, 2015, before ending the period at 0.64%. The yield on the ten-year Treasury note began the period at 2.17% and its peak of 2.50% occurred on June 10, 2015. The yield on the ten-year Treasury note was as low as 1.68% in late January/early February 2015 and concluded the reporting period at 2.35%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive, albeit small gains, during the reporting period. Performance fluctuated with investor sentiment given the uncertainties regarding future Fed monetary policy, along with concerns over global growth and geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexxiv, declined 0.10% during the six months ended June 30, 2015.

Q. How did the high-yield bond market perform over the six months ended June 30, 2015?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxv, returned 2.53% for the six months ended June 30, 2015. High yield bonds were volatile during the reporting period. While the underlying fundamentals in the high-yield market remained generally solid and default rates were well below their long-term average, the asset class posted negative returns in March and June 2015 when investor risk aversion increased.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvi returned 1.76% during the six months ended June 30, 2015. The asset class rose during the first four months of the reporting period, but those gains were partially offset by weakness in May and June 2015. These setbacks were triggered by a number of factors, including expectations for future Fed rate hikes and geopolitical issues.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	V

Investment commentary (cont’d)

Performance review

For the six months ended June 30, 2015, Class I shares of QS Legg Mason Dynamic Multi-Strategy VIT Portfolio1 returned 0.55%. The Portfolio’s unmanaged benchmarks, the Barclays U.S. Aggregate Index, the Russell 3000 Indexxvii and the Composite Indexxviii returned -0.10%, 1.94% and 0.99%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average2 returned 1.91% over the same time frame.

Performance Snapshot as of June 30, 2015 (unaudited)
6 months
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[1]:
Class I	0.55%
Class II	0.48%
Barclays U.S. Aggregate Index	-0.10%
Russell 3000 Index	1.94%
Composite Index	0.99%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average[2]	1.91%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2015, the gross total annual operating expense ratios for Class I and Class II shares were 1.20% and 1.47%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets is not expected to exceed 1.10% for Class I shares and 1.35% for Class II shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio,

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 227 funds in the Portfolio’s Lipper category.

†	Includes fees and expenses of the underlying funds in which the Portfolio invests.

VI	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed-income securities are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. In addition to the Portfolio’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. Certain of the underlying funds may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The model used to manage the Portfolio’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks, and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	VII

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

viii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

ix

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

[x]

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xiii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xv

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xvii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xviii

The Composite Index reflects the blended rate of return of the following underlying indices: 50% Russell 1000 Index, 10% Russell 2000 Index, 10% MSCI All Country World Index Ex-U.S. (“MSCI ACWI Ex-U.S.”), 15% Barclays Global Aggregate ex-USD Index and 15% Barclays U.S. Aggregate Index. The MSCI ACWI Ex-U.S. is a market-capitalization-weighted index that is designed to measure performance of stocks throughout the world, with the exception of U.S.-based companies, and includes both developed and emerging markets. The Barclays Global Aggregate ex-USD Index tracks an international basket of government, corporate, agency and mortgage-related bonds.

VIII	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Portfolio at a glance (unaudited)

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Breakdown† (%) as of — June 30, 2015

As a Percentage of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
18.4 Legg Mason Partners Equity Trust — QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Financials Industrials
14.2 Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Financials Collateralized Mortgage Obligations Asset-backed Securities Energy
14.1 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Municipal Bonds
13.8 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Information Technology Industrials Health Care Consumer Discretionary
13.7 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Information Technology Energy Industrials
9.1 Legg Mason Global Asset Management Trust — QS Batterymarch International Equity Fund, Class IS Shares	Financials Consumer Discretionary Industrials Health Care Consumer Staples
9.0 The Royce Fund — Royce Heritage Fund, Investment Class Shares	Financials Industrials Consumer Discretionary Information Technology Materials
1.7 iShares Trust — iShares Russell 1000 Growth Index Fund	Information Technology Consumer Discretionary Health Care Industrials Consumer Staples

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report	1

Portfolio at a glance (unaudited) (cont’d)

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Breakdown† (%) as of — June 30, 2015

% of Total Long-Term Investments	Top 5 Sectors
1.7 iShares Trust — iShares Russell 1000 Value Index Fund	Financials Energy Health Care Information Technology Industrials
1.0 iShares Trust — iShares International Treasury Bond Fund	Japan France Italy Germany United Kingdom
0.9 iShares Trust — iShares Intermediate Credit Bond Fund	Banking Consumer Non-Cyclical Energy Supranational Communications
0.9 iShares Trust — iShares Russell 2000 Index Fund	Financials Consumer Discretionary Industrials Health Care Consumer Staples
0.7 iShares Trust — iShares MSCI EAFE Index Fund	Financials Information Technology Health Care Consumer Discretionary Industrials
0.8 Purchased Options

†	Subject to change at any time.

2	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	0.55%	$1,000.00	$1,005.50	0.39%	$1.94	Class I	5.00%	$1,000.00	$1,022.86	0.39%	$1.96
Class II	0.48	1,000.00	1,004.80	0.64	3.18	Class II	5.00	1,000.00	1,021.62	0.64	3.21

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report	3

Portfolio expenses (unaudited) (cont’d)

[1]	For the six months ended June 30, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The expense ratios do not include fees and expenses of the Underlying funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

4	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report

Schedule of investments (unaudited)

June 30, 2015

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Description		Shares	Value
Investments in Underlying Funds — 98.1%
iShares Trust:
iShares Intermediate Credit Bond Fund		149,047	$16,225,256
iShares International Treasury Bond Fund		192,890	17,319,593
iShares MSCI EAFE Index Fund		198,599	12,609,051
iShares Russell 1000 Growth Index Fund		292,560	28,966,366
iShares Russell 1000 Value Index Fund		280,210	28,903,661
iShares Russell 2000 Index Fund		119,000	14,858,340
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		12,277,203	239,037,142	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares		23,555,443	243,092,167	(a)
QS Batterymarch International Equity Fund, Class IS Shares		10,113,071	157,258,250	(a)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		1,030,680	236,293,609	(a)
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		18,613,545	317,174,807	(a)
The Royce Fund — Royce Heritage Fund, Investment Class Shares		10,158,874	156,446,659	(a)
Western Asset Funds, Inc. — Western Asset
Intermediate Bond Fund, Class IS Shares		22,209,276	245,634,588	(a)
Total Investments in Underlying Funds (Cost — $1,593,552,799)			1,713,819,489

	Expiration Date	Contracts
Purchased Options — 0.8%
S&P 500 Index, Put @ 1,650.00	6/17/16	25	101,500
S&P 500 Index, Put @ 1,700.00	6/17/16	527	2,540,140
S&P 500 Index, Put @ 1,725.00	6/17/16	71	368,845
S&P 500 Index, Put @ 1,750.00	6/17/16	665	3,747,275
S&P 500 Index, Put @ 1,775.00	6/17/16	109	665,445
S&P 500 Index, Put @ 1,800.00	6/17/16	603	3,982,815
S&P 500 Index, Put @ 1,825.00	6/17/16	257	1,836,265
S&P 500 Index, Put @ 1,850.00	6/17/16	103	794,645
S&P 500 Index, Put @ 1,875.00	6/17/16	31	265,050
Total Purchased Options (Cost — $16,935,583)			14,301,980
Total Investments before Short-Term Investments (Cost — $1,610,488,382)			1,728,121,469

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2015

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Description	Rate	Shares	Value
Short-Term Investments — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $16,003,900)	0.103%	16,003,900	$16,003,900
Total Investments — 99.8% (Cost — $1,626,492,282#)			1,744,125,369
Other Assets in Excess of Liabilities — 0.2%			3,033,588
Total Net Assets — 100.0%			$1,747,158,957

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds are available at www.leggmason.com/individualinvestors.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

6	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2015

Assets:
Investments in affiliated Underlying Funds, at cost	$1,482,902,838
Investments in unaffiliated Underlying Funds and investments, at cost	143,589,444
Investments in affiliated Underlying Funds, at value	1,594,937,222
Investments in unaffiliated Underlying Funds and investments, at value	149,188,147
Cash	3,092
Receivable for Portfolio shares sold	3,950,289
Dividends and interest receivable	221,733
Prepaid expenses	3,621
Total Assets	1,748,304,104

Liabilities:
Investment management fee payable	525,475
Payable for Portfolio shares repurchased	511,374
Service and/or distribution fees payable	12,601
Trustees’ fees payable	11,728
Accrued expenses	83,969
Total Liabilities	1,145,147
Total Net Assets	$1,747,158,957

Net Assets:
Par value (Note 7)	$1,341
Paid-in capital in excess of par value	1,631,897,172
Undistributed net investment income	3,220,919
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(5,593,562)
Net unrealized appreciation on Underlying Funds and investments	117,633,087
Total Net Assets	$1,747,158,957

Shares Outstanding:
Class I	129,373,425
Class II	4,710,786

Net Asset Value:
Class I	$13.03
Class II	$12.98

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report	7

Statement of operations (unaudited)

For the Six Months Ended June 30, 2015

Investment Income:
Income distributions from affiliated Underlying Funds	$5,866,480
Income distributions from unaffiliated Underlying Funds	661,181
Interest	4,563
Total Investment Income	6,532,224

Expenses:
Investment management fee (Note 2)	3,684,974
Service and/or distribution fees (Notes 2 and 5)	73,769
Fund accounting fees	73,228
Trustees’ fees	50,650
Shareholder reports	38,362
Audit and tax fees	18,018
Legal fees	13,610
Custody fees	13,264
Insurance	10,570
Transfer agent fees (Note 5)	990
Miscellaneous expenses	1,775
Total Expenses	3,979,210
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(713,321)
Net Expenses	3,265,889
Net Investment Income	3,266,335

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(8,768,590)
Capital gain distributions from affiliated Underlying Funds	778,247
Net Realized Loss	(7,990,343)
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	9,994,512
Unaffiliated Underlying Funds and Investments	2,062,562
Change in Net Unrealized Appreciation (Depreciation)	12,057,074
Net Gain on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds	4,066,731
Increase in Net Assets from Operations	$7,333,066

See Notes to Financial Statements.

8	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2015 (unaudited) and the Year Ended December 31, 2014	2015	2014

Operations:
Net investment income	$3,266,335	$18,141,668
Net realized gain (loss)	(7,990,343)	27,523,128
Change in net unrealized appreciation (depreciation)	12,057,074	36,550,740
Increase in Net Assets from Operations	7,333,066	82,215,536

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(640,020)	(22,750,135)
Net realized gains	(18,366,882)	(14,960,781)
Decrease in Net Assets from Distributions to Shareholders	(19,006,902)	(37,710,916)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	275,467,480	549,238,157
Reinvestment of distributions	19,006,816	37,710,916
Cost of shares repurchased	(75,507,204)	(123,986,681)
Increase in Net Assets from Portfolio Share Transactions	218,967,092	462,962,392
Increase in Net Assets	207,293,256	507,467,012

Net Assets:
Beginning of period	1,539,865,701	1,032,398,689
End of period*	$1,747,158,957	$1,539,865,701
*Includesundistributed net investment income of:	$3,220,919	$594,604

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report	9

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2015[2]		2014	2013	2012		2011[3]

Net asset value, beginning of period	$13.10		$12.61	$10.77	$9.87		$10.00

Income (loss) from operations:
Net investment income	0.03		0.18	0.15	0.33	[4]	0.12	[4]
Net realized and unrealized gain (loss)	0.04		0.66	1.83	0.71		(0.13)
Total income (loss) from operations	0.07		0.84	1.98	1.04		(0.01)

Less distributions from:
Net investment income	(0.00)	[5]	(0.20)	(0.12)	(0.14)		(0.12)
Net realized gains	(0.14)		(0.15)	(0.02)	(0.00)	[5]	—
Total distributions	(0.14)		(0.35)	(0.14)	(0.14)		(0.12)

Net asset value, end of period	$13.03		$13.10	$12.61	$10.77		$9.87
Total return[6]	0.55%		6.69%	18.37%	10.56%		(0.12)%

Net assets, end of period (000s)	$1,686,000		$1,482,417	$986,544	$198,555		$3,895

Ratios to average net assets:
Gross expenses[7]	0.48%[8]		0.49%	0.51%	0.82%		15.88%[8]
Net expenses[7,9,10]	0.39	[8]	0.39	0.38	0.40		0.44	[8]
Net investment income	0.41	[8]	1.42	1.22	3.14	[4]	13.38	[4,8]

Portfolio turnover rate	0%		2%	3%	35%		15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	For the period November 30, 2011 (inception date) to December 31, 2011.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[8]	Annualized.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

10	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2015[2]		2014	2013	2012		2011[3]

Net asset value, beginning of period	$13.06		$12.58	$10.75	$9.87		$10.00

Income (loss) from operations:
Net investment income	0.01		0.14	0.09	0.49	[4]	0.11	[4]
Net realized and unrealized gain (loss)	0.05		0.66	1.86	0.52		(0.13)
Total income (loss) from operations	0.06		0.80	1.95	1.01		(0.02)

Less distributions from:
Net investment income	(0.00)	[5]	(0.17)	(0.10)	(0.13)		(0.11)
Net realized gains	(0.14)		(0.15)	(0.02)	(0.00)	[5]	—
Total distributions	(0.14)		(0.32)	(0.12)	(0.13)		(0.11)

Net asset value, end of period	$12.98		$13.06	$12.58	$10.75		$9.87
Total return[6]	0.48%		6.37%	18.12%	10.29%		(0.16)%

Net assets, end of period (000s)	$61,159		$57,449	$45,855	$12,706		$100

Ratios to average net assets:
Gross expenses[7]	0.73%[8]		0.76%	0.79%	1.03%		16.27%[8]
Net expenses[7,9,10]	0.64	[8]	0.64	0.63	0.59		0.69	[8]
Net investment income	0.15	[8]	1.07	0.73	4.61	[4]	13.13	[4,8]

Portfolio turnover rate	0%		2%	3%	35%		15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	For the period November 30, 2011 (inception date) to December 31, 2011.

[4]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[8]	Annualized

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report	11

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio invests in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers. The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet

12	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report

been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio ’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Investments in Underlying Funds	$1,713,819,489	—	—	$1,713,819,489
Purchased options	2,805,190	$11,496,790	—	14,301,980
Total long-term investments	$1,716,624,679	$11,496,790		$1,728,121,469
Short-term investments†	16,003,900	—	—	16,003,900
Total investments	$1,732,628,579	$11,496,790	—	$1,744,125,369

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during

14	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report

the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Portfolio, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw its investments from such Underlying Fund at a time that is unfavorable to the Portfolio. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Purchased options. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

The Portfolio has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2015, the Portfolio did not have any open derivative transactions with credit related contingent features in a net liability position.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2015, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have

16	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report

not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”), one of the Portfolio’s subadviser, is responsible for the implementation of the Portfolio’s overall asset allocation and the Dynamic Risk Management Strategy. Western Asset Management Company (“Western Asset”), the Portfolio’s other subadviser, is responsible for the Portfolio’s Event Risk Management Strategy and manages the portion of the Portfolio’s cash and short-term instruments allocated to it. LMPFA, QS LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio, except for the management of the portion of cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses to average net assets of Class I and Class II shares did not exceed 1.10% and 1.35%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the six months ended June 30, 2015, fees waived and/or expenses reimbursed amounted to $713,321.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$185,387,920
Sales	—

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$143,523,127
Gross unrealized depreciation	(25,890,040)
Net unrealized appreciation	$117,633,087

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2015.

ASSET DERIVATIVES[1]
Equity Risk
Purchased options[2]	$14,301,980

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments in unaffiliated Underlying Funds and investments, at value in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$(8,768,590)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options[1]	$1,514,840

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from unaffiliated Underlying Funds and investments in the Statement of Operations.

18	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report

During the six months ended June 30, 2015, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$12,144,500

The following table presents by financial instrument, the Portfolio’s derivative assets net of the related collateral received by the Portfolio at June 30, 2015:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$14,301,980	—	$14,301,980

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Market value of purchased options is reported in Investments in unaffiliated Underlying Funds and Investments, at value in the Statement of Assets and Liabilities.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and distribution fees are accrued and paid monthly.

For the six months ended June 30, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$464
Class II	$73,769	526
Total	$73,769	$990

For the six months ended June 30, 2015, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$687,238
Class II	26,083
Total	$713,321

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
Net Investment Income:
Class I	$617,377	$22,027,213
Class II	22,643	722,922
Total	$640,020	$22,750,135

Net Realized Gains:
Class I	$17,717,100	$14,328,708
Class II	649,782	632,073
Total	$18,366,882	$14,960,781

7. Shares of beneficial interest

At June 30, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class I
Shares sold	20,175,319	$267,824,824	41,302,925	$535,659,120
Shares issued on reinvestment	1,384,780	18,334,477	2,769,031	36,355,921
Shares repurchased	(5,369,151)	(71,326,848)	(9,151,106)	(118,611,637)
Net increase	16,190,948	$214,832,453	34,920,850	$453,403,404

Class II
Shares sold	577,460	$7,642,656	1,062,718	$13,579,037
Shares issued on reinvestment	50,973	672,339	103,563	1,354,995
Shares repurchased	(314,897)	(4,180,356)	(414,961)	(5,375,044)
Net increase	313,536	$4,134,639	751,320	$9,558,988

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolio. Based on the Portfolio’s relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended

20	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report

June 30, 2015. The following transactions were effected in shares of such Underlying Funds for the six months ended June 30, 2015.

	Affiliate Value at December 31, 2014	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Affiliate Value at June 30, 2015	Realized Gain (Loss) from Sale of Affiliated Underlying Funds
Underlying Funds		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$214,479,501	$24,245,000	1,249,979	—	—	—	—	$239,037,142	—
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	216,716,564	39,783,774	3,709,604	—	—	$3,520,527	$778,247	243,092,167	—
QS Batterymarch International Equity Fund, Class IS Shares	135,043,857	9,985,000	669,445	—	—	—	—	157,258,250	—
ClearBridge Aggressive Growth Fund, Class IS Shares	208,471,187	21,340,000	93,983	—	—	—	—	236,293,609	—
QS Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	283,746,498	30,500,000	1,783,978	—	—	—	—	317,174,807	—
Royce Heritage Fund, Investment Class Shares	137,680,053	16,895,000	1,106,931	—	—	—	—	156,446,659	—
Western Asset Intermediate Bond Fund, Class IS Shares	215,180,323	30,875,953	2,771,126	—	—	2,345,953	—	245,634,588	—
	$1,411,317,983	$173,624,727		—	—	$5,866,480	$778,247	$1,594,937,222	—

9. Subsequent event

Effective September 1, 2015, LMPFA has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, and extraordinary expenses) so that total annual operating expenses will not exceed 1.05% for Class I shares and 1.30% for Class II shares, respectively and are subject to recapture as described in Note 2. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio 2015 Semi-Annual Report	21

QS Legg Mason

Dynamic Multi-Strategy VIT Portfolio

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust*

President

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

QS Legg Mason Global Asset Allocation, LLC Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-877-721-1926

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Legg Mason Dynamic Multi-Strategy VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX014837 8/15 SR15-2550

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015